GOING CONCERN (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern Details Narrative
Working capital deficit	$ 317,302
Accumulated deficit	4,425,457	2,505,972	1,567,739
Stockholders' deficit	$ 313,023	$ 1,006,972	$ 238,739